Guarantor and Non-Guarantor Supplemental Financial Information - Condensed Consolidating Statements of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Revenues	$ 653,721	$ 563,677	$ 500,908
Costs and expenses	762,396	657,546	555,788
(Loss) income from operations	(108,675)	(93,869)	(54,880)
Other income (expense), net	(170,081)	(144,277)	(66,041)
Loss before income taxes	(278,756)	(238,146)	(120,921)
Income tax expense (benefit)	351	514	3,592
Net (loss) income	(279,107)	(238,660)	(124,513)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(279,107)	(238,660)	(124,513)
Foreign currency translation adjustment	(13,293)	(11,333)	(8,558)
Total other comprehensive loss	(13,293)	(11,333)	(8,558)
Comprehensive loss	(292,400)	(249,993)	(133,071)
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	(2,808)	(3,122)	(3,050)
Costs and expenses	(2,808)	(3,122)	(3,050)
(Loss) income from subsidiaries	397,992	332,510	182,265
Loss before income taxes	397,992	332,510	182,265
Net (loss) income	397,992	332,510	182,265
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	397,992	332,510	182,265
Foreign currency translation adjustment	13,292	11,333	8,558
Total other comprehensive loss	13,292	11,333
Comprehensive loss	411,284	343,843	190,823
Parent [Member]
Condensed Income Statements, Captions [Line Items]
(Loss) income from subsidiaries	(279,107)	(238,660)	(124,513)
Loss before income taxes	(279,107)	(238,660)	(124,513)
Net (loss) income	(279,107)	(238,660)	(124,513)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(279,107)	(238,660)	(124,513)
Comprehensive loss	(279,107)	(238,660)	(124,513)
APX Group, Inc. [Member]
Condensed Income Statements, Captions [Line Items]
(Loss) income from subsidiaries	(118,885)	(93,850)	(57,752)
Other income (expense), net	(160,222)	(145,917)	(66,867)
Loss before income taxes	(279,107)	(239,767)	(124,619)
Income tax expense (benefit)		(1,107)	(106)
Net (loss) income	(279,107)	(238,660)	(124,513)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(279,107)	(238,660)	(124,513)
Foreign currency translation adjustment	(13,293)	(11,333)	(8,558)
Total other comprehensive loss	(13,293)	(11,333)
Comprehensive loss	(292,400)	(249,993)	(133,071)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	622,507	530,888	476,168
Costs and expenses	730,322	623,124	527,403
(Loss) income from operations	(107,815)	(92,236)	(51,235)
Other income (expense), net	(9,763)	1,676	906
Loss before income taxes	(117,578)	(90,560)	(50,329)
Income tax expense (benefit)	392	779	4,853
Net (loss) income	(117,970)	(91,339)	(55,182)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(117,970)	(91,339)	(55,182)
Foreign currency translation adjustment	2	(6,895)	(4,641)
Total other comprehensive loss	2	(6,895)
Comprehensive loss	(117,968)	(98,234)	(59,823)
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	34,022	35,911	27,790
Costs and expenses	34,882	37,544	31,435
(Loss) income from operations	(860)	(1,633)	(3,645)
Other income (expense), net	(96)	(36)	(80)
Loss before income taxes	(956)	(1,669)	(3,725)
Income tax expense (benefit)	(41)	842	(1,155)
Net (loss) income	(915)	(2,511)	(2,570)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(915)	(2,511)	(2,570)
Foreign currency translation adjustment	(13,294)	(4,438)	(3,917)
Total other comprehensive loss	(13,294)	(4,438)
Comprehensive loss	$ (14,209)	$ (6,949)	$ (6,487)